Accounts Payable, Accruals and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Accounts Payables

	At 31 December
In USD	2021	2020
Financial items
Accounts payables	5,176,759	1,057,599
Accrued expenses	9,008,969	31,727
Deferred purchase price	3,618,902	—
Captain payables	1,249,948	289,426
Advances from customers	52,307	—
Other payables	560,857	36,243

	19,667,742	1,414,995
Non-financial items
Advances from individual customers (e-wallets) (i)	3,938,712	2,523,608

Total accounts payable, accruals and other payables	23,606,454	3,938,603

(i)	Advances from individual customers (e-wallets) are used by customers against future bookings, therefore, the Group does not expect to repay these amounts.